LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2024 USD ($)
Finance Leases
2025	$ 113,506
2026	62,634
2027	33,814
Total undiscounted lease payments	209,954
Less: imputed interest	(14,836)
Total lease liabilities	195,118
Operating Leases
2025	143,412
2026	86,291
2027	64,744
Total undiscounted lease payments	294,447
Less: imputed interest	(42,088)
Total lease liabilities	252,359
Lease liabilities maturities
2025	256,918
2026	148,925
2027	98,558
Total undiscounted lease payments	504,401
Less: imputed interest	(56,924)
Total lease liabilities	$ 447,477